Regulatory Capital Matters (Actual And Required Capital Amounts And Ratios Of CFBank) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital to risk weighted assets, Actual Amount	$ 136,683	$ 95,164
Tier 1 (Core) Capital to risk weighted assets, Actual Amount	124,678	87,857
Common equity tier 1 capital to risk-weighted assets, Actual Amount	124,678	87,857
Tier 1 (Core) Capital to adjusted total assets (Leverage ratio), Actual Amount	$ 124,678	$ 87,857
Total Capital to risk weighted assets, Actual Ratio	0.1431	0.1296
Tier 1 (Core) Capital to risk weighted assets, Actual Ratio	0.1305	0.1197
Common equity tier 1 capital to risk-weighted assets, Actual Ratio	0.1305%	0.1197%
Tier 1 (Core) Capital to adjusted total assets, Actual Ratio	0.0974	0.1058
Total Capital to risk weighted assets, To Be Well Capitalized Under Applicable Regulatory Capital Standards Amount	$ 95,522	$ 73,425
Tier 1 (Core) Capital to risk weighted assets, To Be Well Capitalized Under Applicable Regulatory Capital Standards Amount	76,418	58,740
Common equity tier 1 capital to risk-weighted assets, To Be Well Capitalized Under Applicable Regulatory Capital Standards Amount	62,089	47,726
Tier 1 (Core) Capital to adjusted total assets, To Be Well Capitalized Under Applicable Regulatory Capital Standards Amount	$ 63,984	$ 41,526
Total Capital to risk weighted assets, To Be Well Capitalized Under Applicable Regulatory Capital Standards Ratio	0.1000	0.1000
Tier 1 (Core) Capital to risk weighted assets, To Be Well Capitalized Under Applicable Regulatory Capital Standards Ratio	0.0800	0.0800
Common equity tier 1 capital to risk-weighted assets, To Be Well Capitalized Under Applicable Regulatory Capital Standards Ratio	0.065%	0.065%
Tier 1 (Core) Capital to adjusted total assets, To Be Well Capitalized Under Applicable Regulatory Capital Standards Ratio	0.0500	0.0500
Basel III Fully Phased-In [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital to risk weighted assets, Minimum Capital Required-Basel III Fully Phased-In Amount	$ 100,298	$ 77,097
Tier 1 (Core) Capital to risk weighted assets, Minimum Capital Required-Basel III Fully Phased-In Amount	81,194	62,412
Common equity tier 1 capital to risk-weighted assets, Minimum Capital Required-Basel III Fully Phased-In Amount	66,866	51,398
Tier 1 (Core) Capital to adjusted total assets, Minimum Capital Required-Basel III Fully Phased-In Amount	$ 51,187	$ 33,221
Total Capital to risk weighted assets, Minimum Capital Required-Basel III Fully Phased-In Ratio	0.1050	0.1050
Tier 1 (Core) Capital to risk weighted assets, Minimum Capital Required-Basel III Fully Phased-In Ratio	0.0850	0.0850
Common equity tier 1 capital to risk-weighted assets, Minimum Capital Required-Basel III Fully Phased-In Ratio	0.07%	0.07%
Tier 1 (Core) Capital to adjusted total assets, Minimum Capital Required-Basel III Fully Phased-In Ratio	0.0400	0.0400